    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2000
                                                          File No. 33-30950
                                                          File No. 811-5900


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                       / /
                        POST-EFFECTIVE AMENDMENT NO. 35                   /X/
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   / /
                                AMENDMENT NO. 32                          /X/

                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (800) 342-5734

                                  Mark E. Nagle
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Richard W. Grant, Esq.
                            John H. Grady, Jr., Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

    It is proposed that this filing become effective (check appropriate box)


         / / immediately upon filing pursuant to paragraph (b)
         / / on [_________] pursuant to paragraph (b)
         /X/ 60 days after filing pursuant to paragraph (a)
         / / 75 days after filing pursuant to paragraph (a)
         / / on [_________] pursuant to paragraph (a) of Rule 485.

                                EXPEDITION FUNDS

                               SWEEP CLASS SHARES

                                   PROSPECTUS
                                  JULY 31, 2000

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                               INVESTMENT ADVISER:
                                  COMPASS BANK

                             INVESTMENT SUB-ADVISER:
                           WEISS, PECK & GREER, L.L.C.
                     (EXPEDITION TAX-FREE MONEY MARKET FUND)


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

Expedition Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Sweep Class Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                             PAGE
     MONEY MARKET FUND........................................ 5
     TAX-FREE MONEY MARKET FUND............................... 8
     MORE INFORMATION ABOUT FUND INVESTMENTS..................11
     INVESTMENT ADVISER AND SUB-ADVISER.......................11
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...........12
     SHAREHOLDER SERVICES.....................................14
     DIVIDENDS AND DISTRIBUTIONS..............................15
     TAXES....................................................15
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE EXPEDITION FUNDS.................................Back Cover

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Compass Bank serves as investment adviser and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

EXPEDITION MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                       Current income consistent with stability
                                      of principal

INVESTMENT FOCUS                      Money market instruments

SHARE PRICE VOLATILITY                Very low

PRINCIPAL INVESTMENT STRATEGY         Investing in a broad range of highest
                                      quality, short-term U.S. dollar
                                      denominated debt securities

INVESTOR PROFILE                      Conservative investors who want to
                                      receive current income through a
                                      liquid investment

INVESTMENT STRATEGY OF THE EXPEDITION MONEY MARKET FUND

The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment Service Shares from year to year.* Since Investment Service Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Investment Service Shares, shown here. The performance of the Investment Service Shares has not been adjusted to reflect the higher expenses of the Sweep Class Shares. If it had been, the Investment Service Shares returns would have been less than those shown.

                1991                       5.99%
                1992                       3.73%
                1993                       2.77%
                1994                       3.65%
                1995                       5.59%
                1996                       4.86%
                1997                       5.03%
                1998                       4.99%
                1999                       4.64%

            BEST QUARTER               WORST QUARTER
               1.67%                      0.66%
            (03/31/91)                  (03/31/94)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

Call 1-800-992-2085 for the Fund's current 7-day yield.

THIS TABLE PRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

INVESTMENT SERVICE SHARES   1 YEAR             5 YEARS         SINCE INCEPTION
------------------------------------------------------------------------------
MONEY MARKET FUND           4.64%               5.02%              4.89%*

*  Since February 5, 1990.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                  SWEEP CLASS SHARES
----------------------------------------------------------------------------
Management Fees                                          .40%
Other Expenses                                          [.49%]
       Shareholder Servicing Fees                        .25%
Total Annual Fund Operating Expenses                    [1.14%]
--------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's estimated total operating expenses are expected to be as follows:

         Sweep Class Shares                                         [.80%]

For more information about these fees, see "Investment Adviser and Sub-Adviser," "Additional Compensation" and "Shareholder Services."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                     1 YEAR                                3 YEARS
                      $[ ]                                   $[ ]

EXPEDITION TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                            Current income exempt from Federal
                                           income tax, consistent with
                                           stability of principal

INVESTMENT FOCUS                           Tax-free money market instruments

SHARE PRICE VOLATILITY                     Very low

PRINCIPAL INVESTMENT STRATEGY              Investing in a well diversified
                                           portfolio of short-term municipal
                                           securities which pay interest that
                                           is exempt from Federal income tax

INVESTOR PROFILE                           Taxable investors who want income
                                           exempt from Federal income tax
                                           through a liquid investment

INVESTMENT STRATEGY OF THE EXPEDITION TAX-FREE MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION TAX-FREE MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Investment Service Shares for one year.* Since Investment Service Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Investment Service Shares, shown here. The performance of the Investment Service Shares has not been adjusted to reflect the higher expenses of the Sweep Class Shares. If it had been, the Investment Service Shares returns would have been less than those shown.

                      1999                          2.84%

                   BEST QUARTER                WORST QUARTER
                      0.79%                        0.63%
                   (12/31/99)                   (03/31/99)

*  The performance information shown above is based on a calendar year.

Call 1-800-992-2085 for the Fund's current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

INVESTMENT SERVICE SHARES         1 YEAR               SINCE INCEPTION
------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND         2.84%                   2.88%*

*        Since May 20, 1998.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                      SWEEP CLASS SHARES
---------------------------------------------------------------------------
Management Fees                                              .40%
Other Expenses                                              [.42%]
       Shareholder Servicing Fees                            .25%
Total Annual Fund Operating Expenses                        [1.07%]
--------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's estimated total operating expenses are expected to be as follows:



         Sweep Class Shares                                 [.80%]

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Shareholder Services."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 YEAR                                  3 YEARS
                   $[ ]                                     $[ ]

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares), serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal period ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets (after waivers) of:

     MONEY MARKET FUND                            .18%
     TAX-FREE MONEY MARKET FUND                   .12%

Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax-Free Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

ADDITIONAL COMPENSATION

Compass Bank, Compass Brokerage and their affiliates may impose charges and fees in conjunction with the Compass Star Account Automated Sweep Program and the Compass Brokerage Automated Sweep Program. Compass Bank also receives compensation for acting as the Funds' Adviser. Compass Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .02% of each Fund's average daily net assets.

SHAREHOLDER SERVICING FEES. To the extent that Sweep Class Shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICING FEES. To the extent that Sweep Class Shares are held through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to .12% of each Fund's average daily net assets.

SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

Sweep Class Shares are designed for customers of Compass Brokerage, Inc. entering into arrangements with Compass Brokerage, Inc. to receive automated cash sweep services (the Compass Brokerage Automated Sweep Program) and for retail banking customers of Compass Bank and certain of its banking affiliates receiving cash sweep services through the Compass Star Account Program (the Compass Star Account Automated Sweep Program).

HOW TO PURCHASE, SELL AND EXCHANGE SHARES

Sweep Class Shares may only be purchased, redeemed and exchanged through participation in the Compass Brokerage Automated Sweep Program or the Compass Star Automated Sweep Program, and Sweep Class Shares may not be purchased directly from the Funds.

Subject to the terms, conditions and procedures established in the documentation relating to the Compass Brokerage Automated Sweep Program and the Compass Star Account Automated Sweep Program, as the case may be, Sweep Class Shares will be purchased, redeemed and exchanged for investors participating in those programs. For information concerning the Compass Brokerage Automated Sweep Program and the Compass Star Account Automated Sweep Program, respectively, including information regarding eligibility requirements and the procedures for purchasing, redeeming and exchanging Sweep Class Shares through such programs, Compass Brokerage customers may contact their Compass Brokerage authorized representatives and banking customers of Compass Bank may contact their authorized Compass Bank representative. In addition to the fees charged by the Funds, fees and other charges may apply to participation in the Compass Brokerage Automated Sweep Program and the Compass Star Account Automated Sweep Program.

Sweep Class Shares of one Fund may only be exchanged for Sweep Class Shares of another Fund.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.

The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m. Central time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m. Central time.

The Tax-Free Money Market Fund calculates its NAV each Business Day at 12:00 noon Central time and the close of normal trading on the NYSE (normally 3:00 p.m. Central time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order before 11:30 a.m. Central time and federal funds (readily available funds) before 1:00 p.m. Central time.

The sale price of each share will be the next NAV after we receive the sale request. Redemption requests received before 11:30 a.m. Central time for the Tax-Free Money Market Fund and before 4:00 p.m. Central time for the Money Market Fund will not be entitled to that day's dividend. Normally, we will send sale proceeds within one Business Day after we receive a sale request, and in any event within seven days. Sale proceeds will be deposited and processed in accordance with the procedures applicable to the Compass Brokerage Automated Sweep Program or the Compass Star Account Automated Sweep Program, as the case may be.

When shares are exchanged, the investor really is selling shares and buying other Fund shares. So, the sale price will be based on the NAV next calculated after the Fund receives the exchange request.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

SHAREHOLDER SERVICES

Each Fund has adopted a shareholder service plan that allows the Fund to pay service fees for services provided to Sweep Class shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Shareholder servicing fees under the plan, as a percentage of average daily net assets, are 0.25% for Sweep Class Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. The Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify your Compass Bank authorized representative or Compass Brokerage, Inc. authorized representative, as applicable, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                EXPEDITION FUNDS

INVESTMENT ADVISER AND CUSTODIAN

Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about Expedition Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2000, includes detailed information about Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-992-2085

BY MAIL:  Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

                                EXPEDITION FUNDS

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                      (PORTFOLIOS OF THE EXPEDITION FUNDS)

                                  JULY 31, 2000

                        INVESTMENT ADVISER: COMPASS BANK

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Expedition Funds (the "Trust") Sweep Class Shares and should be read in conjunction with the Trust's prospectuses dated JULY 31, 2000. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-992-2085.

                                TABLE OF CONTENTS

THE TRUST..................................................................2
ADDITIONAL INFORMATION ABOUT THE FUNDS AND
THEIR INVESTMENT OBJECTIVES................................................2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................4
INVESTMENT LIMITATIONS.....................................................10
REGULATORY COMPLIANCE......................................................13
INVESTMENT ADVISER.........................................................14
THE ADMINISTRATOR..........................................................15
THE DISTRIBUTOR............................................................16
THE TRANSFER AGENT.........................................................17
THE CUSTODIAN..............................................................17
INDEPENDENT AUDITORS.......................................................17
LEGAL COUNSEL..............................................................17
TRUSTEES AND OFFICERS OF THE TRUST.........................................17
PERFORMANCE INFORMATION....................................................20
COMPUTATION OF YIELD.......................................................21
CALCULATION OF TOTAL RETURN................................................21
PURCHASING SHARES..........................................................22
REDEEMING SHARES...........................................................23
DETERMINATION OF NET ASSET VALUE...........................................23
TAXES......................................................................25
FUND TRANSACTIONS..........................................................28
TRADING PRACTICES AND BROKERAGE............................................28
DESCRIPTION OF SHARES......................................................30
SHAREHOLDER LIABILITY......................................................30
LIMITATION OF TRUSTEES' LIABILITY..........................................30
EXPERTS....................................................................30
APPENDIX..................................................................A-1

                                    THE TRUST

Each Fund is a portfolio in the Expedition Funds (the "Trust"). The Trust, formerly The Starburst Funds, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.

Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund (each referred to herein as a "Fund" and collectively as the "Funds") are offered in three classes, known as Sweep Class Shares, Investment Service Shares and Institutional Shares. This Statement of Additional Information relates only to the Sweep Class Shares. Shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund (formerly the Expedition Bond Fund) and Expedition Tax-Free Investment Grade Bond Fund are offered in three classes, known as the Investment Shares - Class A (formerly, Investment Shares), Investment Shares - Class B and Institutional Shares are also offered by the Trust, but are not included in this Statement of Additional Information. Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the Fund's prospectus carefully.

     ADDITIONAL INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT OBJECTIVES

No Fund's investment objective can be changed without approval of shareholders.

EXPEDITION MONEY MARKET FUND

The Money Market Fund's investment objective is to provide current income consistent with stability of principal. There can be no assurance that the Fund will achieve its objective.

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings.
Examples of these instruments include, but are not limited to:

- debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

-    commercial paper (including Canadian Commercial Paper ("CCP") and
     Europaper);

- certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

-    short-term credit facilities, such as demand notes;

- debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;

- asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

- obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and

- other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

EXPEDITION TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund's investment objective is to provide current income, exempt from Federal income taxes, consistent with stability of principal. There can be no assurance that the Fund will achieve its objective.

Under normal market conditions, the Fund will invest at least 80% of its total assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (collectively, "Municipal Securities"), the interest on which is exempt from Federal income tax. The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be or comparable quality.

The Adviser will not invest 25% or more of the Fund's assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis and purchase securities subject to a standby commitment.

The Fund may invest up to 20% of the Fund's total assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) Municipal Securities;
(ii) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPS; (iv) high quality commercial paper issued by U.S. and foreign corporations; (v) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (vi) receipts (including TRs, TIGRs and CATs, as defined below) and (vii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33% of its net assets.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

                      DESCRIPTION OF PERMITTED INVESTMENTS

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CREDIT ENHANCED SECURITIES

Funds typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Money Market Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

FOREIGN SECURITIES

Foreign securities include obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

LENDING OF PORTFOLIO SECURITIES

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

MUNICIPAL SECURITIES

MUNICIPAL SECURITIES - The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL LEASES - A Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. The guidelines indicate that the Adviser and Sub-Adviser shall consider and evaluate such factors as it deems appropriate to determine that the securities to be purchased are liquid, including, but not limited to the following factors: (i) the frequency of trades and market quotations for the securities; (ii) the number of dealers willing and ready to purchase and sell the securities; (iii) the number of potential purchasers for the securities; (iv) whether any dealers have agreed to make a market in the securities; (v) the nature of the securities and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; (vi) whether the lease can be canceled; (vii) what assurances, if any, exist that the assets represented by the lease can be sold; (viii) the strength of the lessee's general credit; (ix) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operation of the municipality; and (x) the legal recourse in the event of failure to appropriate.

PUTS ON MUNICIPAL SECURITIES - A Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable upon the exercise of a put is normally (i) a Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

TAXABLE MUNICIPAL SECURITIES - The Tax-Free Money Market Fund may invest up to 20% of its net assets in taxable securities, including Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Fund's respective investment criteria.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or Sub-Advisers or their affiliates.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.

RATINGS

A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for subcategories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA are all considered rated in the highest short-term rating category. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, unless a security is rated by only one NRSRO, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance" and "Appendix."

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser and Sub-Adviser monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 10% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Funds' Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser and Sub-Adviser as a broker in these transactions.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Funds' Adviser or Sub-Adviser will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Funds' Adviser or Sub-Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Funds.

U.S. GOVERNMENT OBLIGATIONS

The types of U.S. Government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit Banks; National Bank for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Fannie Mae.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES

The Funds may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, the Funds will set aside assets to cover its commitments. If the value of these assets declines, the Funds will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the appropriate Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Each Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

                             INVESTMENT LIMITATIONS

                                MONEY MARKET FUND

FUNDAMENTAL LIMITATIONS

The Money Market Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund. A "majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

SELLING SHORT AND BUYING ON MARGIN

The Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Money Market Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

CONCENTRATION OF INVESTMENTS

The Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund may invest 25% of the value of its total assets in the commercial paper issued by finance companies. The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

INVESTING IN COMMODITIES AND REAL ESTATE

The Money Market Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN RESTRICTED SECURITIES

The Money Market Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.

UNDERWRITING

The Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Money Market Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or Declaration of Trust.

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of its total assets, the Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

NON-FUNDAMENTAL LIMITATIONS

The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Money Market Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the Money Market Fund's limitation on industry concentration, "finance companies" are limited to U.S. banks and U.S. branches of foreign banks.

                           TAX-FREE MONEY MARKET FUND

FUNDAMENTAL LIMITATIONS

The Tax-Free Money Market Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund. A "majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

Pursuant to these investment restrictions, the Tax-Free Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; PROVIDED that the Fund may invest up to 25% of its total assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.       Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Purchase securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities, or tax-exempt securities issued by governments or political subdivisions of governments.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling the Fund security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and this Statement of Additional Information.

The Fund has no present intention to sell securities short "against the box."

NON-FUNDAMENTAL POLICIES

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its net assets.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                              REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus' for each Fund and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Funds' total assets in the securities of any one issuer, although the Funds' investment limitation only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

                               INVESTMENT ADVISER

The Adviser, Compass Bank, an Alabama state banking corporation, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Compass Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Compass Bancshares, the 38th largest bank holding company in the United States in terms of total assets as of September 30, 1999, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

Compass Bank offers a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. Through the Compass Asset Management Group, the Adviser provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, and endowments and foundations. As of December 31, 1999, the Compass Asset Management Group had approximately $8.84 billion under administration ($3.1 billion of which was comprised of assets of accounts over which the Adviser exercised discretion).

As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

The Adviser shall not be liable to the Trust, a Fund, or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' lending relationships with an issuer.

The continuance of the Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Funds at any time, without the payment of any penalty, on sixty (60) days' written notice to Compass Bank and may be terminated at any time by ninety (90) days' written notice to the Adviser. The Advisory Agreement will immediately terminate in the event of its assignment or upon termination of the Advisory agreement between the Adviser and the Trust with regard to the Funds (as used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

ADVISORY FEES

For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectuses. For the fiscal years ended October 31, 1997, 1998 and 1999, the Funds paid the following advisory fees:

------------------------------------------------------------------------------------------------------------------------------
Fund                                                  Fees Paid                                   Fee Waived
                                      ----------------------------------------------------------------------------------------
                                          1997          1998            1999           1997           1998            1999
------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       $490,590      $319,769        $533,969       $166,107       $413,213        $678,252
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                 *           $27,940        $102,343          *            $78,291        $192,232
------------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

SUB-ADVISER TO THE TAX-FREE MONEY MARKET FUND

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. ("WPG") dated April 1, 1998 relating to the Tax-Free Money Market Fund. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. As of [January 31, 2000], WPG manages over [$18] billion in assets, [$2.7] billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.

The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Tax-Free Money Market Fund at any time, without the payment of any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser. The Sub-Advisory Agreement will immediately terminate in the event of its assignment or upon termination of the Advisory agreement between the Adviser and the Trust with regard to the Tax-Free Money Market Fund (as used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

         -------------------------------------------------------------
          Fund                 Fees Paid                 Fee Waived
                              ----------------------------------------
                               1998           1999       1998    1999
         -------------------------------------------------------------
          Tax-Free Money       $18,627        $52,562    $0      $0
          Market Fund
         -------------------------------------------------------------

                                THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets payable from the assets of the Funds. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement extends for a term of five years, commencing on July 27, 1999, and is renewable for additional two year terms thereafter.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CUFUND, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The Parkstone Advantage Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds Inc. II.

Since June 9, 1997, SEI Investments Mutual Funds Services has served as administrator to the Funds. Prior to June 9, 1997, Federated Administrative Services served as administrator to the Funds.

------------------------------------------------------------------------------------------------------------------------------
  Fund                                             Fees Paid                                       Fees Waived
                               -----------------------------------------------------------------------------------------------
                                    Fiscal Period              Fiscal Year            Fiscal Period           Fiscal Year
                               -----------------------------------------------------------------------------------------------
                                 1996(1)      1997(2)       1998         1999      1996(1)    1997(2)     1998         1999
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund             $162,059     $149,922     $274,873     $454,849       $0      $49,974    $91,624     $152,405
------------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money Market Fund        *            *         $39,920     $110,259       *          *       $13,306     $37,106
------------------------------------------------------------------------------------------------------------------------------

* Not in operation
 (1) Fiscal period beginning November 1, 1996 and ended June 8, 1997.
(2) Fiscal period beginning June 9, 1997 and ended October 31, 1997.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") which applies to each Fund's classes of shares.

                               THE TRANSFER AGENT

State Street Bank and Trust Company (the "Transfer Agent") serves as transfer agent for the Trust and Boston Financial Data Services, Inc. (the "Servicing Agent") serves as the Trust's servicing agent. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. The Transfer Agent pays the Servicing Agent's compensation.

                                  THE CUSTODIAN

Compass Bank, Birmingham, Alabama, which is also the Adviser, is custodian for the securities and cash of the Funds for which it receives an annual fee of 0.02% of each Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

                              INDEPENDENT AUDITORS

The independent auditors for the Trust are [            ], Princeton, New
Jersey.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds', CNI Charter Funds, CUFUND, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.


ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner

Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee**-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE (DOB 10/20/59) -- President and Chief Executive Officer-- President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary --Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

JAMES R. FOGGO (DOB 06/30/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (DOB 12/21/58) -- Vice President and Assistant Secretary -- Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

ROBERT J. DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986 - 1994.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary -- 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

-------------------

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL COMPENSATION FROM
                              AGGREGATE COMPENSATION                                                 REGISTRANT AND FUND COMPLEX*
                             FROM REGISTRANT FOR THE   PENSION OR RETIREMENT     ESTIMATED ANNUAL      PAID TO TRUSTEES FOR THE
                                FISCAL YEAR ENDING      BENEFITS ACCRUED AS        BENEFITS UPON          FISCAL YEAR ENDING
 NAME OF PERSON, POSITION        OCTOBER 31, 1999      PART OF FUND EXPENSES        RETIREMENT             OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
       John T. Cooney                 $4,255                    N/A                     N/A         $4,255 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
     Frank E. Morris **                 $0                      N/A                     N/A         $  0   for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
      Robert Patterson                $2,989                    N/A                     N/A         $2,989 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
      Eugene B. Peters                $3,643                    N/A                     N/A         $3,643 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
   James M. Storey, Esq.              $3,506                    N/A                     N/A         $3,506 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
  George J. Sullivan, Jr.             $2,615                    N/A                     N/A         $2,615 for services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
   William M. Doran, Esq.              N/A                      N/A                     N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------
      Robert A. Nesher                 N/A                      N/A                     N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------

  *The Trust is the only investment company in the "Fund Complex." ** Mr. Morris retired as of December 30, 1998.

  Officers and Trustees own less than 1% of the Trust's outstanding shares.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                             PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

A Fund's performance fluctuates on a daily basis largely because net earnings. Both net earnings and offering price per share are factors in the computation of yield and total return.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").

                              COMPUTATION OF YIELD

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Money Market Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


       TAX EQUIVALENT YIELD =    E    + T
                               -----
                               1-P

       E = the portion of the yield which is tax-exempt
       P = stated income tax rate
       T = the portion of the yield which is taxable

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.


                           CALCULATION OF TOTAL RETURN

The Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

The Sweep Class Shares of the Funds were not offered prior to July 31, 2000. The average total returns for the Institutional Shares and Investment Service Shares Funds from inception through October 31, 1999 were as follows:

   ---------------------------------------------------------------------------------------------------------------------------
               Fund                        Class                                Average Annual Total Return
                                                              ----------------------------------------------------------------
                                                                One Year    Five Years    Ten Years       Since Inception*
   ---------------------------------------------------------------------------------------------------------------------------
     Money Market Fund              Institutional Shares          4.83%        5.14%         N/A               4.95%
                             -------------------------------------------------------------------------------------------------
                                 Investment Service Shares        4.56%        5.01%         N/A               4.88%
   ---------------------------------------------------------------------------------------------------------------------------
     Tax-Free Money Market          Institutional Shares          2.91%         N/A          N/A               2.93%
     Fund                    -------------------------------------------------------------------------------------------------
                                 Investment Service Shares        2.77%         N/A          N/A               2.83%
   ---------------------------------------------------------------------------------------------------------------------------

* Institutional Shares of the Money Market Fund were initially offered to the public on June 9, 1997. Investment Service Shares of the Money Market Fund were initially offered to the public on February 5, 1990. Prior to June 9, 1997, Investment Service Shares of the Money Market Fund were not subject to Rule 12b-1 or shareholder servicing fees. Institutional Shares of the Tax-Free Money Market Fund were not offered as of October 31, 1998. Investment Services Shares of the Tax-Free Money Market Fund were initially offered to the public on May 20, 1998.

Due to higher fees and expenses applicable to Sweep Class Shares, the total return of the Sweep Class Shares will be lower than the total return of the Institutional Shares and Investment Service Shares. The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Total return may also be shown without giving effect to any sales charge.

                                PURCHASING SHARES

Shares are sold at their net asset value with any applicable sales charge on days when the New York Stock Exchange (the "NYSE") is open for business and, with respect to the Money Market Fund, days when both the NYSE and the Federal Reserve are open for business, except for federal or state holidays restricting wire transfers. The procedures for purchasing shares of the Funds is explained in the prospectuses.

The Adviser, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Trust sometimes are referred herein as "Compass."

ADMINISTRATIVE AND SHAREHOLDER SERVICES PLANS

With respect to Sweep Class Shares of the Money Market Funds, the Trust has adopted a Shareholder Service Plan (the "Shareholder Service Plan") and an Administrative Services Plan (the "Administrative Services Plan"). Pursuant to the Shareholder Service Plan, the Distributor may pay fees to service providers that may provide, one or more of the following services to Sweep Class shareholders: maintaining accounts; arranging for bank wires; responding to shareholder inquiries relating to the services performed by the Distributor or any service provider; responding to inquiries from shareholders concerning their investments in Sweep Class Shares; assisting shareholders in changing dividend options, account designations, and addresses; and other similar personal services. Pursuant to the Administrative Services Plan, the Distributor may pay fees to service providers that may provide, one or more of the following administrative services to Sweep Class shareholders: providing sub-accounting services; providing account information periodically to shareholders; forwarding shareholder communications from the Fund (such as proxies, prospectuses, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; processing purchase, exchange and redemption requests from shareholders, either directly or through cash "sweep" or similar cash management programs administered on behalf of shareholders, and placing such orders with the Fund or its service providers; processing dividend payments from the Fund on behalf of the shareholders; and providing such other similar administrative services to the extent the services do not constitute "personal services" within the meaning of NASD Conduct Rule 2830.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.

                                REDEEMING SHARES

Each Fund redeems shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the Fund's prospectuses. Although the Transfer Agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from each respective Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                        DETERMINATION OF NET ASSET VALUE

The Funds attempt to stabilize the value of a share at $1.00. Net asset value is calculated on days on which both the NYSE and the Federal Reserve wire system are open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Funds are amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Funds' investment objective.

     Under the Rule, the Funds are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Funds to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Funds to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

     MONITORING PROCEDURES

The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


     INVESTMENT RESTRICTIONS

The Rule requires that the Funds limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. Except as allowed under the Rule, no instrument with a remaining maturity of more than thirteen months can be purchased by the Funds.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible.

The Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares of the Funds, computed by dividing the annualized daily income on the Funds' portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and its shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a RIC. In order to qualify as a RIC, a Fund must satisfy certain requirements. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale of or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

A Fund will not be taxable as a RIC for a taxable year unless it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. Each fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Funds anticipate that it will distribute substantially all of its investment company taxable income for each taxable year.

A Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any distribution from the Money Market Funds or Bond Funds will qualify for the corporate dividends-received deduction. Conversely, distributions from the Equity Funds may qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

The Funds will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

Generally, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Fund with respect to such share that have been included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to that Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund intends to qualify to pay "exempt interest dividends" to the shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations, the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, as discussed below.

The Tax-Free Money Market Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Any loss recognized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

The Tax-Free Money Market Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by private activity bonds.

A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisers before purchasing shares of the Tax-Free Money Market Fund.

Issuers of bonds purchased by the Tax-Free Money Market Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Capital gains experienced by the Tax-Free Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

STATE AND LOCAL TAXES

Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                                FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser or Sub-Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or Sub-Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser or Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser or Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

                         TRADING PRACTICES AND BROKERAGE

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser or Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser or Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser or Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser and Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser or Sub-Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser, Sub-Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, Sub-Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, Sub-Adviser and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or Sub-Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser or Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser or Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. Additionally, the Adviser (or Sub-Adviser) may use the Distributor as a broker-dealer. The Distributor is not an affiliate of the Fund, but falls under the definition of "affiliated broker" of the Fund for purposes of Item 16 of Form N-1A under the 1933 Act. Such commissions and other remuneration to the Distributor will be fair and reasonable in comparison to other broker-dealers for comparable transactions involving similar securities purchased and sold during a comparable time period.

For the fiscal year ended October 31, 1999, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

   --------------------------------------------------------------------------------------------------------------------------
                      Fund                 Total Dollar Amount of Brokerage           Total Dollar Amount of Transactions
                                           Commissions for Research Services             Involving Directed Brokerage
                                                                                       Commissions for Research Services
   --------------------------------------------------------------------------------------------------------------------------
     Money Market Fund                                    $0                                          $0
   --------------------------------------------------------------------------------------------------------------------------
     Tax-Free Money Market Fund                           $0                                          $0
   --------------------------------------------------------------------------------------------------------------------------

For the fiscal years indicated, the Funds paid the following brokerage commissions:

   --------------------------------------------------------------------------------------------------------------------------
     Fund                    Total $ Amount of Brokerage        Total $ Amount of Brokerage       % of Total     % of Total
                                   Commissions Paid            Commissions Paid to Affiliate       Brokerage      Brokerage
                                                                          Brokers                 Commissions   Transactions
                                                                                                    Paid to       Effected
                                                                                                  Affiliated       Through
                                                                                                    Brokers      Affiliated
                                                                                                                   Brokers
                           --------------------------------------------------------------------------------------------------
                             1997        1998        1999        1997       1998       1999          1999           1999
                           --------------------------------------------------------------------------------------------------
     Money Market Fund        *         $6,468     $13,536        *        $6,468     $13,536        100%            0%
   --------------------------------------------------------------------------------------------------------------------------
     Tax-Free Money           *           *           $0          *           *         $0            $0             $0
     Market Fund
   --------------------------------------------------------------------------------------------------------------------------

*An asterisk indicates that the Fund had not commenced operations as of the period indicated.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On October 31, 1999, the following Funds held securities of the Trust's "regular brokers or dealers" as follows: the Money Market Fund held repurchase agreements valued at $11,157,000.00 at the fiscal year end with J.P. Morgan and held discounted notes valued at $9,857,778.89 at the fiscal year end issued by Morgan Stanley Dean Witter and held discounted notes valued at $13,766.228.06 at the fiscal year end issued by Goldman Sachs and held notes valued at $8,519,219.78 at the fiscal year end issued by Merrill Lynch.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                     EXPERTS

The financial statements as of October 31, 1999 have been audited by [        ],
Independent Auditors, as indicated in their report dated October 31, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch IBCA assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The designation A1, the highest rating by Fitch IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch IBCA uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch ICBA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch ICBA are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch ICBA are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by Fitch IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by Fitch IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by Fitch IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by Fitch IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                                             PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.

(a)(2)         Amendment No. 1 to Declaration of Trust was filed as Exhibit
               (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

(a)(3)         Amendment No. 2 to Declaration of Trust was filed as Exhibit
               (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.

(a)(4) Amendment Nos. 3, 4, and 5 to Declaration of Trust was filed as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.

(a)(5)         Amendment No. 6 to Declaration of Trust was filed as Exhibit
               (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.

(a)(6)         Amendment No. 7 to Declaration of Trust was filed as Exhibit
               (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.

(a)(7) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(8) Amendment No. 10 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(g) to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.

(a)(9) Amendment No. 12 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(h) to Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.

(a)(10) Amendment No. 13 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.

(a)(11) Amendment No. 14 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(a)(12) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(13) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(14) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(15) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(a)(16) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(b) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(c)            Not Applicable

(d)(1) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(d)(2) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(d)(3) Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

(d)(4) Exhibit F to the Investment Advisory Contract of the Registrant relating to The Expedition Tax-Free Money Market Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(d)(5) Investment Sub-Advisory Agreement between the Advisor and Weiss, Peck & Greer, L.L.C. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1998.

(e)(1) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(e)(2) Distribution Agreement with SEI Investments Distribution Co. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

(f)            Not applicable

(g) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(h)(1) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.

(h)(2) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.


(h)(3) Electronic Communications and Record Keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.


(h)(4) Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

(h)(5) Amended and Restated Administration Agreement, dated July 27, 1999, is incorporated herein by reference as to Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 34 on Form N-1A (File No. 33-30950) filed with the SEC on December 16, 1999.

(h)(6) Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is incorporated herein by reference as to Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 32 on Form N-1A (File No. 33-30950) filed with the SEC on February 26, 1999.


(h)(7) ADMINISTRATIVE SERVICES PLAN AND AGREEMENT AS IT RELATES TO THE CLASS S SHARES IS FILED HEREWITH.



(h)(8) SHAREHOLDER SERVICE PLAN AND AGREEMENT AS IT RELATES TO THE CLASS S SHARES IS FILED HEREWITH.


(i) Opinion and Consent of Counsel is incorporated herein by reference as Exhibit (i) to Registrant's Post-Effective Amendment No. 34 on Form N-1A (File No. 33-30950) filed with the SEC on February 28, 2000.


(j)            Not applicable.


(k)            Not applicable.

(l) Initial Capital Understanding was filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

(m)(1) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(m)(2) Form of 12b-1 Agreement is incorporated herein by reference as Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(m)(3) Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.

(m)(4) Distribution and Service Plan for the Class B Shares dated May 18, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(n)            Not applicable.

(o)(1) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(o)(2) Rule 18f-3 Multiple Class Plan of May, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

(p)(1) Code of Ethics was filed as Exhibit (p)(10) with The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the SEC on May 30, 2000.



(p)(2) Sub-Adviser's Code of Ethics was filed as Exhibit (p)(5) with The Arbor Fund's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-50718) filed with the SEC on March 16, 2000.



(q) Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters, Robert A. Nesher, William M. Doran, James M. Storey, John T. Cooney, Mark E. Nagle and George J. Sullivan, Jr. are incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A (File No. 33-30950) filed with the SEC on February 28, 2000.





ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         See the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 25.  INDEMNIFICATION:

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:

                                                                                Other Substantial
                                                                                Business, Profession,
Name                                    Position With the Adviser               Vocation, Employment
----                                    -------------------------               --------------------
D. Paul Jones, Jr.                      Chairman, President,                    Chairman, Chief Executive
                                        Chief Executive Officer,                Officer, Treasurer and
                                        Treasurer and Director                  Director of Compass
                                                                                Bancshares, Inc.; Director of
                                                                                Golden Enterprises, Inc.
                                                                                (snack food and metal
                                                                                fastener production and
                                                                                distribution), the principal
                                                                                business address of which is
                                                                                110 South Sixth Street,
                                                                                Birmingham, Alabama
                                                                                35205

E. Lee Harris, Jr.                      Executive Vice President,
                                        Human Resources Executive

Garrett R. Hegel                        Chief Financial Officer                 Chief Financial Officer of
                                                                                Compass Bancshares, Inc.

Jerry  W. Powell                        General Counsel and                     General Counsel of Compass
                                        Secretary                               Bancshares, Inc.

G. Ray Stone                            Senior Executive Vice                   Vice President, Chief Credit
                                        President, Senior Credit                 Policy Officer
                                        Policy Officer

James D. Barri                          Executive Vice President,
                                        Retail Banking Executive

Charles E. McMahen                      Vice Chairman

D. Stevenson Ferguson, Jr.              Executive Vice President,
                                        Asset Management Group
                                        Executive


Clayton Pledger                         Executive Vice President,
                                        Chief Information Officer

Peter Bauer                             Executive Vice President,
                                        Retail Investment Sales;
                                        Chief Executive Officer of
                                        Compass Brokerage, Inc. and
                                        Compass Bancshares
                                        Insurance, Inc.

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

Directors:


Name                                 Other Substantial Business, Profession Vocation or Employment
--------------------------------------------------------------------------------------------------
D. Paul Jones, Jr.                   Chairman, President, Chief Executive Officer, Treasurer and
                                     Director of Compass Bancshares, Inc. and Compass Bank;
                                     Director of Golden Enterprises, Inc. (snack food distribution),
                                     110 South Sixth Street, Birmingham, Alabama 35205; Director of
                                     Russell Lands, Inc. (real estate development), 1 Willowpoint
                                     Road, Alexander City, Alabama 35010; Board Member of
                                     Federal Reserve Bank of Atlanta.

E. Lee Harris                        Executive Vice President, Human Resources Executive of the
                                     adviser

Garrett R. Hegel                     Chief Financial Officer of the adviser

G. Ray Stone                         Senior Executive Vice President, Senior Credit Policy Officer of
                                     the adviser


James D. Barri                       Executive Vice President, Retail Banking Executive of the
                                     adviser


Charles E. McMahen                   Vice Chairman of the adviser

D. Stevenson Ferguson, Jr.           Executive Vice President, Asset Management Group Executive of
                                     the adviser

Clayton Pledger                      Executive Vice President, Chief Information Officer of the
                                     adviser

All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS:


     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


          SEI Daily Income Trust                         July 15, 1982
          SEI Liquid Asset Trust                         November 29, 1982
          SEI Tax Exempt Trust                           December 3, 1982
          SEI Index Funds                                July 10, 1985
          SEI Institutional Managed Trust                January 22, 1987
          SEI Institutional International Trust          August 30, 1988
          The Advisors' Inner Circle Fund                November 14, 1991
          The Pillar Funds                               February 28, 1992
          CUFUND                                         May 1, 1992
          STI Classic Funds                              May 29, 1992
          First American Funds, Inc.                     November 1, 1992

          First American Investment Funds, Inc.          November 1, 1992
          The Arbor Fund                                 January 28, 1993
          Boston 1784 Funds-Registered Trademark-        June 1, 1993
          The PBHG Funds, Inc.                           July 16, 1993
          The Achievement Funds Trust                    December 27, 1994
          Bishop Street Funds                            January 27, 1995
          STI Classic Variable Trust                     August 18, 1995
          ARK Funds                                      November 1, 1995
          Huntington Funds                               January 11, 1996
          SEI Asset Allocation Trust                     April 1, 1996
          TIP Funds                                      April 28, 1996
          SEI Institutional Investments Trust            June 14, 1996
          First American Strategy Funds, Inc.            October 1, 1996
          HighMark Funds                                 February 15, 1997
          Armada Funds                                   March 8, 1997
          PBHG Insurance Series Fund, Inc.               April 1, 1997
          The Expedition Funds                           June 9, 1997
          Alpha Select Funds                             January 1, 1998
          Oak Associates Funds                           February 27, 1998
          The Nevis Funds, Inc.                          June 29, 1998
          The Parkstone Group of Funds                   September 14, 1998
          CNI Charter Funds                              April 1, 1999
          Armada Advantage Fund                          May 1, 1999
          Amerindo Funds, Inc.                           July 13, 1999
          Huntington VA Fund                             October 15, 1999
          Friends Ivory Fund                             December 16, 1999
          SEI Insurance Products Trust                   March 29, 2000


          The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

          (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                               Position and Offices                                           Position and Offices
Name                           With Underwriter                                               With Registrant
----                           ----------------                                               ---------------
Alfred P. West, Jr.            Director, Chairman of the Board of Directors                      --
Richard B. Lieb                Director, Executive Vice President                                --
Carmen V. Romeo                Director                                                          --
Mark J. Held                   President & Chief Operating Officer                               --
Gilbert L. Beebower            Executive Vice President                                          --
Dennis J. McGonigle            Executive Vice President                                          --
Robert M. Silvestri            Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.              Senior Vice President                                             --
Carl A. Guarino                Senior Vice President                                             --
Jack May                       Senior Vice President                                             --
Hartland J. McKeown            Senior Vice President                                             --
Kevin P. Robins                Senior Vice President                                    Vice President
                                                                                        & Assistant Secretary
Patrick K. Walsh               Senior Vice President                                             --
Todd Cipperman                 Senior Vice President & General Counsel                  Vice President &
                                                                                        Assistant Secretary
Wayne M. Withrow               Senior Vice President                                             --
Robert Aller                   Vice President                                                    --
Timothy D. Barto               Vice President & Assistant Secretary                              --
S. Courtney E. Collier         Vice President & Assistant Secretary                              --
Robert Crudup                  Vice President & Managing Director                                --
Richard A. Deak                Vice President & Assistant Secretary                              --
Barbara Doyne                  Vice President                                                    --
Jeff Drennen                   Vice President                                                    --
James R. Foggo                 Vice President & Assistant Secretary                              --
Vic Galef                      Vice President & Managing Director                                --


Lydia A. Gavalis               Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
Greg Gettinger                 Vice President & Assistant Secretary                              --
Kathy Heilig                   Vice President                                           Vice President &
                                                                                        Assistant Secretary
Jeff Jacobs                    Vice President                                                    --
Samuel King                    Vice President                                                    --
Kim Kirk                       Vice President & Managing Director                                --
John Krzeminiski               Vice President & Managing Director                                --
Christine M. McCullough        Vice President & Assistant Secretary                              --
Carolyn McLaurin               Vice President & Managing Director                                --
Mark Nagle                     Vice President                                           President
Joanne Nelson                  Vice President                                                    --
Cynthia M. Parrish             Vice President & Assistant Secretary                              --
Rob Redican                    Vice President                                                    --
Maria Rinehart                 Vice President                                                    --
Steve Smith                    Vice President                                                    --
Daniel Spaventa                Vice President                                                    --
Kathryn L. Stanton             Vice President                                           Vice President &
                                                                                        Assistant Secretary
Lynda J. Striegel              Vice President & Assistant Secretary                     Vice President &
                                                                                        Assistant Secretary
Lori L. White                  Vice President & Assistant Secretary                              --


         ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

               Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

                    (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and
               (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios'
               Custodian:

                                    Compass Bank
                                    701 S. 32nd Street
                                    Birmingham, AL 35233

                    (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
               (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
               31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                                    SEI Investments Mutual Funds Services
                                    Oaks, PA  19456

                    (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and
               31a-1(f), the required books and records are maintained at the offices of Registrant's Advisors:

                                    Compass Bank
                                    701 S. 32nd Street
                                    Birmingham, AL 35233

                                    Weiss, Peck & Greer, L.L.C.
                                    One New York Plaza
                                    New York, New York 10004

         ITEM 29.  MANAGEMENT SERVICES:  None.

         ITEM 30.  UNDERTAKINGS:  None.

                                     NOTICE

A copy of the Declaration of Trust of The Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 35 to Registrant Statement No. 033-30950 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of May, 2000.

                                                    THE EXPEDITION FUNDS

                                                    By  /s/ Mark E. Nagle
                                                    ----------------------------
                                                        Mark E. Nagle, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                    *                                Trustee                                     May 31, 2000
  --------------------------------------
  William M. Doran

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  Dr. Robert A. Patterson

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  George J. Sullivan, Jr.

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  Robert A. Nesher

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  James M. Storey

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  Eugene B. Peters

                    *                                Trustee                                     May 31, 2000
  -------------------------------------
  John T. Cooney

  /s/ Mark  E. Nagle                                 President                                   May 31, 2000
  -------------------------------------
  Mark E. Nagle

  /s/ Robert J. DellaCroce                           Controller & Chief
  -------------------------------------              Financial Officer                           May 31, 2000
  Robert J. DellaCroce

  *By   /s/ Mark E. Nagle
  -------------------------
         Mark E. Nagle
         Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBITS:

EX-99.A1 Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.

EX-99.A2       Amendment No. 1 to Declaration of Trust was filed as Exhibit
               (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

EX-99.A3       Amendment No. 2 to Declaration of Trust was filed as Exhibit
               (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.

EX-99.A4 Amendment Nos. 3, 4, and 5 to Declaration of Trust was filed as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.

EX-99.A5       Amendment No. 6 to Declaration of Trust was filed as Exhibit
               (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.

EX-99.A6       Amendment No. 7 to Declaration of Trust was filed as Exhibit
               (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.

EX-99.A7 Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.A8 Amendment No. 10 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(g) to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.

EX-99.A9 Amendment No. 12 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(h) to Registrant's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.

EX-99.A10      Amendment No. 13 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Post-Effective
               Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the
               SEC on January 15, 1998.

  EX-99.A11       Amendment No. 14 to Declaration of Trust is incorporated
                  herein by reference to Registrant's Post-Effective
                  Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

  EX-99.A12       Specimen Certificate for Shares of Beneficial Interest of
                  The Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's
                  Post-Effective Amendment No. 22 on Form N-1A (File No.
                  33-30950) filed with the SEC on December 29, 1995.

  EX-99.A13       Specimen Certificate for Shares of Beneficial Interest of The
                  Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A
                  (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.A14       Specimen Certificate for Shares of Beneficial Interest of The
                  Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A
                  (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.A15       Specimen Certificate for Shares of Beneficial Interest of The
                  Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's
                  Post-Effective Amendment No. 22 on Form N-1A (File No.
                  33-30950) filed with the SEC on December 29, 1995.

  EX-99.A16       Specimen Certificate for Shares of Beneficial Interest of The
                  Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's
                  Post-Effective Amendment No. 22 on Form N-1A (File No.
                  33-30950) filed with the SEC on December 29, 1995.

  EX-99.B By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A
                  (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.C         Not Applicable

  EX-99.D1 Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.D2 Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.D3 Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is incorporated herein by reference to

                  Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

  EX-99.D4 Exhibit F to the Investment Advisory Contract of the Registrant relating to The Expedition Tax-Free Money Market Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

  EX-99.D5 Investment Sub-Advisory Agreement between the Advisor and Weiss, Peck & Greer, L.L.C. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1998.

  EX-99.E1 Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.E2 Distribution Agreement with SEI Investments Distribution Co. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

  EX-99.F         Not applicable

  EX-99.G Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.H1 Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.

  EX-99.H2 Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.


  EX-99.H3 Electronic Communications and Record Keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.


  EX-99.H4 Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A (File No. 33-30950) filed with the SEC on January 30, 1998.

  EX-99.H5 Amended and Restated Administration Agreement, dated July 27, 1999, is incorporated herein by reference to Registrant's Post-Effective

                  Amendment No. 33 on Form N-1A (File No. 33-30950) filed with the SEC on December 16, 1999.

  EX-99.H6 Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is incorporated herein by reference as to Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 32 on Form N-1A (File No. 33-30950) filed with the SEC on February 26, 1999.


  EX-99.H7 ADMINISTRATIVE SERVICES PLAN AND AGREEMENT AS IT RELATES TO THE CLASS S SHARES IS FILED HEREWITH.



  EX-99.H8 SHAREHOLDER SERVICE PLAN AND AGREEMENT AS IT RELATES TO THE CLASS S SHARES IS FILED HEREWITH.


  EX-99.I Opinion and Consent of Counsel is incorporated herein by reference as to Exhibit (i) to Registrant's Post-Effective Amendment No. 34 on Form N-1A (File No. 33-30950) filed with the SEC on February 28, 2000.


  EX-99.J         Not Applicable.


  EX-99.K         Not applicable.

  EX-99.L Initial Capital Understanding was filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

  EX-99.M1 Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.M2 Form of 12b-1 Agreement is incorporated herein by reference as Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

  EX-99.M3 Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-30950) filed with the SEC on June 4, 1997.

  EX-99.M4 Distribution and Service Plan for the Class B Shares dated May 18, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A (File No. 33-30950) filed with the SEC on September 16, 1998.

  EX-99.N         Not applicable.

  EX-99.O1 Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

  EX-99.O2 Rule 18f-3 Multiple Class Plan of May, 1998 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N- 1A (File No. 33-30950) filed with the SEC on September 16, 1998.


  EX-99.P1 Code of Ethics was filed as Exhibit (p)(10) with The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the SEC on May 30, 2000.

  EX-99.P2 Sub-Adviser's Code of Ethics was filed as Exhibit (p)(5) with The Arbor Fund's Post-Effective Amendment No. 26 on Form N-1A (File No. 33-50718) filed with the SEC on March 16, 2000.



  EX-99.Q         Powers of Attorney for Dr. Robert A. Patterson, Eugene B.
                  Peters, Robert A. Nesher, William M. Doran, James M.
                  Storey, John T. Cooney, Mark E. Nagle and George J. Sullivan, Jr. are incorporated herein by reference to Registrant's Post-effective Amendment No. 35 on Form N-1A (File No. 33-30950) filed with the SEC on February 28, 2000.